Subsequent Events (Details) $ / shares in Units, € in Thousands						12 Months Ended
	Mar. 22, 2022 USD ($) shares	Feb. 28, 2022	Feb. 01, 2022 USD ($) shares	Feb. 01, 2022 EUR (€) shares	Jan. 14, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Feb. 02, 2022 shares	Jan. 13, 2022 $ / shares	Jul. 19, 2021 $ / shares
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares						7,000
Value of debt conversion						$ 6,047,000
Accrued interest						$ 26,538,000	$ 4,191,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of warrant (in Shares) | shares								4,900,000
Class of Warrant or Right, Waiver Termination Period With Prior Written Notice		61 days
Grant of RSUs, description					the Company granted 1,741,659 RSUs to its management, employees, and outside advisors available under the 2020 Incentive Award Plan. The vesting period of these grants range from 1 to 4 years. Please refer to Note 15 for more details on the 2020 Incentive Award Plan.
Cansativa [Member]
Subsequent Events (Details) [Line Items]
Percentage of diluted basis						9.00%	14.22%
Cansativa [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of investment (in Shares) | shares			1,586	1,586
Investment of cansativa shares (in Euro) | €				€ 2,300
Equity ownership amount			$ 2,055,000
Percentage of diluted basis			9.00%	9.00%
Convertible Notes Due 2024 [Member]
Subsequent Events (Details) [Line Items]
Capital market value of per shares (in Dollars per share) | $ / shares										$ 7
Convertible Notes Due 2024 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Capital market value of per shares (in Dollars per share) | $ / shares									$ 2.2
Equity Distribution Agreement [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of investment (in Shares) | shares	2,801,997
Aggregate offering price amount					$ 50,000,000
Common rate of exceed price					3.00%
Net proceeds	$ 3,316,000
At-the Market [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate offering price amount					$ 18,000,000
Common Stock [Member] | Convertible Notes Due 2024 [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares) | shares						7,000
Value of debt conversion						$ 15,000
Accrued interest						$ 3,500,000
Common Stock [Member] | Convertible Notes Due 2024 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Convertible note payable	$ 16,395,000